Asset Impairment and Exit Costs (Movement in the Exit Cost Liabilities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Reserve [Roll Forward]
Liability, beginning balance	$ 20	$ 28
Charges	309	55
Cash spent	(21)	(57)	(98)
Currency/other	0	(6)
Liability, ending balance	$ 308	$ 20	$ 28